Leases	12 Months Ended
Mar. 31, 2015
Leases [Abstract]
Leases
8.	Leases

Sony leases certain communication and commercial equipment, plant, office space, warehouses, employees’ residential facilities and other assets. Certain of these leases have renewal and purchase options. Sony has also entered into capital lease arrangements with third parties to finance certain of its motion picture productions, as well as sale and leaseback transactions for office buildings, machinery and equipment.

(1)	Capital leases

Leased assets under capital leases are comprised of the following:

	Yen in millions
	March 31
Class of property	2014	2015
Machinery, equipment and others	135,619	129,432
Film costs	9,348	8,647
Accumulated amortization	(59,352)	(89,470)

	85,615	48,609

The following is a schedule by fiscal year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2015:

Fiscal year ending March 31	Yen in millions
2016	33,873
2017	10,857
2018	4,670
2019	4,472
2020	3,727
Later fiscal years	2,765

Total minimum lease payments	60,364
Less — Amount representing interest	2,733

Present value of net minimum lease payments	57,631
Less — Current obligations	31,610

Long-term capital lease obligations	26,021

(2)	Operating leases

The minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at March 31, 2015 are as follows:

Fiscal year ending March 31	Yen in millions
2016	60,082
2017	45,539
2018	33,290
2019	21,324
2020	17,584
Later fiscal years	108,645

Total minimum future rentals	286,464

Rental expenses under operating leases for the fiscal years ended March 31, 2013, 2014 and 2015 were 78,523 million yen, 101,410 million yen and 92,828 million yen, respectively. Sublease rentals received under operating leases for the fiscal years ended March 31, 2013, 2014 and 2015 were 904 million yen, 1,119 million yen and 1,180 million yen, respectively. The total minimum rentals to be received in the future under noncancelable subleases for operating leases as of March 31, 2015 were 1,432 million yen.

(3)	Sale and leaseback transactions

Sony City Osaki sale and leaseback -

In February 2013, Sony sold its “Sony City Osaki” office building and premises (“Sony City Osaki”) to Nippon Building Fund Inc. and a Japanese institutional investor for 111,100 million yen, from which Sony received net cash proceeds of 110,175 million yen after deducting transaction costs. The sale was structured such that Sony placed Sony City Osaki in a trust and then sold the trust beneficiary rights. In connection with the sale, Sony entered into an agreement to lease Sony City Osaki for a period of five years after the sale. The leaseback is accounted for as an operating lease.

The transaction qualified for sale-leaseback accounting as all the risk and rewards of ownership were transferred to the buyer upon closing of the transaction and the leaseback did not include any form of continuing involvement, other than a normal leaseback. As the leaseback represents more than a minor but less than substantially all of the use of the building, Sony recorded a gain upon the sale of 42,322 million yen in the fiscal year ended March 31, 2013, included in other operating (income) expenses, net. In addition to the gain recognized upon the sale, a gain of 24,982 million yen was deferred and is amortized on a straight-line basis and included in other operating (income) expense, net in the consolidated statements of income over the lease term. As of March 31, 2015, 4,914 million yen of the remaining deferred gain was recorded in other current liabilities and 9,829 million yen was recorded in other noncurrent liabilities in the consolidated balance sheets.

550 Madison sale and leaseback -

In March 2013, Sony exercised its option to purchase the headquarters building (the “U.S. headquarters building”) of its U.S. subsidiary, which was leased from a VIE in which Sony was the primary beneficiary, for 255 million U.S. dollars. Concurrent with the exercise of the purchase option, Sony completed the sale of the U.S. headquarters building to a third party for 1,100 million U.S. dollars, from which Sony received net cash proceeds of 780 million U.S. dollars after deducting the cost of the purchase option and other transaction costs. In connection with the sale, Sony entered into an agreement to lease the U.S. headquarters building for a period of three years after the sale. The leaseback is accounted for as an operating lease.

The transaction qualified for sale-leaseback accounting as all the risk and rewards of ownership were transferred to the buyer upon closing of the transaction and the leaseback did not include any form of continuing involvement, other than a normal leaseback. As the leaseback represents more than a minor but less than substantially all of the use of the building, Sony recorded a gain upon the sale of 691 million U.S. dollars in the fiscal year ended March 31, 2013, included in other operating (income) expense, net in the consolidated statements of income. In addition to the gain recognized upon the sale, a gain of 166 million U.S. dollars was required to be deferred and is amortized on a straight-line basis and included in other operating (income) expense, net in the consolidated statements of income over the lease term. As of March 31, 2015, 55 million U.S. dollars of the remaining deferred gain is recorded in other current liabilities.

Sale and leaseback transactions with SFIL -

In the fiscal year ended March 31, 2013, Sony entered into sale and leaseback transactions regarding certain machinery and equipment with SFIL. Transactions with total proceeds of 11,789 million yen and terms which averaged two years, have been accounted for as financings and are included within proceeds from issuance of long-term debt in the financing activities section of the consolidated statements of cash flows. Additionally, a transaction with proceeds of 6,262 million yen and a seven year term was accounted for as a capital lease and included within proceeds from sale of fixed assets in the investing activities section of the consolidated statements of cash flows. There was no gain or loss recorded in either sale and leaseback transaction.

In the fiscal year ended March 31, 2014, Sony entered into sale and leaseback transactions regarding certain machinery and equipment with SFIL. Transactions with total proceeds of 6,810 million yen and terms which averaged two years, have been accounted for as financings and are included within proceeds from issuance of long-term debt in the financing activities section of the consolidated statements of cash flows. Additionally, a transaction with leasing companies including SFIL, with proceeds of 76,566 million yen, and terms which averaged three years, have been accounted for as a capital lease and are included within proceeds from sales of fixed assets in the investing activities section of the consolidated statements of cash flows. There was no gain or loss recorded in the sale and leaseback transactions.

In the fiscal year ended March 31, 2015, Sony entered into sale and leaseback transactions regarding certain machinery and equipment with SFIL. Transactions with total proceeds of 8,391 million yen and terms which averaged two years, have been accounted for as financings and are included within proceeds from issuance of long-term debt in the financing activities section of the consolidated statements of cash flows.